Share of results of associates - Summary of Share of Results of Associates (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure of associates [line items]
Percentage of Ownership After Sale	40.00%
Kantar [member]
Disclosure of associates [line items]
Percentage of Kantar business treated as an associate after sale	90.00%